SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Nov. 30, 2023	Nov. 30, 2022
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	18.50%	19.00%	21.00%	21.00%
State taxes, net of federal tax benefit
Other	(0.00%)	(0.00%)	1.48%
Change in valuation allowance	(18.50%)	(19.00%)	21.00%	41.21%
Income tax provision (benefit)	(0.00%)	(0.00%)	43.48%	62.21%